UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07143

T. Rowe Price Equity Series, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2025

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

December 31, 2025

Equity Income Portfolio

Equity Income Portfolio Class (QAAHCX)

This annual shareholder report contains important information about Equity Income Portfolio (the "fund") for the period of January 1, 2025 to December 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Equity Income Portfolio Class	$79	0.74%

What drove fund performance during the past 12 months?

  U.S. equities rose in 2025, rebounding from early tariff concerns after a temporary implementation pause that allowed for improved trade negotiations. Favorable corporate earnings, investor interest in artificial intelligence and high-growth companies, supportive tax legislation, and Federal Reserve interest rate cuts contributed to sustained market strength despite persistent elevated inflation throughout the year.

  Versus the Russell 1000 Value Index, stock selection in industrials and business services led contributors to relative performance. GE Aerospace shares rose over the year as robust commercial aviation demand drove strong financial results and consistent guidance raises. Solid aftermarket services, operational improvements, and a substantial order backlog aided revenue visibility, with increased share buybacks and dividends further supporting investor confidence. An underweight exposure and stock choices in consumer discretionary, particularly Las Vegas Sands, also added value.

  In contrast, stock selection in materials detracted from relative performance. International Paper shares declined due to weaker earnings, soft global packaging demand, and margin compression from higher costs. Pressure on the stock was exacerbated by losses from mill closures and the divestiture of its cellulose fibers business. Management’s reduced long-term guidance and DS Smith integration challenges further strained investor sentiment. In consumer staples, stock choices also hindered results, driven by Kimberly-Clark.

  The portfolio is actively managed and seeks substantial dividend income and capital growth by investing in the dividend-paying stocks of established companies that appear undervalued. Notable changes in absolute positioning during the period included increased exposure to communication services and a lower allocation to consumer staples.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2025

	Equity Income Portfolio Class	Regulatory Benchmark	Strategy Benchmark
2015	10,000	10,000	10,000
2016	10,272	10,097	10,164
2016	10,671	10,362	10,630
2016	11,108	10,818	11,000
2016	11,917	11,274	11,734
2017	12,308	11,921	12,118
2017	12,573	12,280	12,281
2017	13,120	12,842	12,663
2017	13,826	13,656	13,337
2018	13,505	13,568	12,960
2018	13,738	14,095	13,112
2018	14,281	15,099	13,860
2018	12,513	12,940	12,235
2019	13,884	14,757	13,695
2019	14,472	15,361	14,221
2019	14,797	15,540	14,414
2019	15,816	16,954	15,482
2020	11,328	13,410	11,344
2020	12,831	16,364	12,965
2020	13,238	17,871	13,690
2020	16,003	20,495	15,915
2021	18,140	21,796	17,706
2021	18,943	23,592	18,628
2021	18,745	23,568	18,483
2021	20,091	25,754	19,919
2022	20,605	24,395	19,772
2022	18,404	20,321	17,358
2022	17,204	19,413	16,383
2022	19,420	20,808	18,418
2023	19,278	22,302	18,603
2023	19,897	24,172	19,361
2023	19,264	23,386	18,748
2023	21,273	26,209	20,529
2024	23,144	28,835	22,373
2024	22,938	29,762	21,889
2024	24,502	31,616	23,953
2024	23,762	32,448	23,478
2025	24,716	30,916	23,980
2025	25,203	34,314	24,888
2025	26,171	37,120	26,215
2025	27,174	38,012	27,213

202501-4140694, 202601-5111958

E300-052 2/26

Average Annual Total Returns

	1 Year	5 Years	10 Years
Equity Income Portfolio (Equity Income Portfolio Class)	14.36%	11.17%	10.51%
Russell 3000 Index (Regulatory Benchmark)	17.15	13.15	14.29
Russell 1000 Value Index (Strategy Benchmark)	15.91	11.33	10.53

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$828,964
  Number of Portfolio Holdings126
  Investment Advisory Fees Paid (000s)$4,288
  Portfolio Turnover Rate27.8%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Financials	22.8%
Industrials & Business Services	14.1
Health Care	13.4
Information Technology	10.1
Energy	8.4
Consumer Staples	6.9
Communication Services	6.7
Utilities	6.0
Consumer Discretionary	4.2
Other	7.4

Top Ten Holdings (as a % of Net Assets)

Alphabet	3.5%
Southern	2.2
QUALCOMM	2.1
Citigroup	2.0
MetLife	2.0
JPMorgan Chase	1.9
Charles Schwab	1.9
Boeing	1.8
Bank of America	1.7
TotalEnergies	1.6

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Frank Russell Company "LSE" does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Equity Income Portfolio

Equity Income Portfolio Class (QAAHCX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

December 31, 2025

Equity Income Portfolio

Equity Income Portfolio - II Class (QAAHAX)

This annual shareholder report contains important information about Equity Income Portfolio (the "fund") for the period of January 1, 2025 to December 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Equity Income Portfolio - II Class	$106	0.99%

What drove fund performance during the past 12 months?

  U.S. equities rose in 2025, rebounding from early tariff concerns after a temporary implementation pause that allowed for improved trade negotiations. Favorable corporate earnings, investor interest in artificial intelligence and high-growth companies, supportive tax legislation, and Federal Reserve interest rate cuts contributed to sustained market strength despite persistent elevated inflation throughout the year.

  Versus the Russell 1000 Value Index, stock selection in industrials and business services led contributors to relative performance. GE Aerospace shares rose over the year as robust commercial aviation demand drove strong financial results and consistent guidance raises. Solid aftermarket services, operational improvements, and a substantial order backlog aided revenue visibility, with increased share buybacks and dividends further supporting investor confidence. An underweight exposure and stock choices in consumer discretionary, particularly Las Vegas Sands, also added value.

  In contrast, stock selection in materials detracted from relative performance. International Paper shares declined due to weaker earnings, soft global packaging demand, and margin compression from higher costs. Pressure on the stock was exacerbated by losses from mill closures and the divestiture of its cellulose fibers business. Management’s reduced long-term guidance and DS Smith integration challenges further strained investor sentiment. In consumer staples, stock choices also hindered results, driven by Kimberly-Clark.

  The portfolio is actively managed and seeks substantial dividend income and capital growth by investing in the dividend-paying stocks of established companies that appear undervalued. Notable changes in absolute positioning during the period included increased exposure to communication services and a lower allocation to consumer staples.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2025

	Equity Income Portfolio - II Class	Regulatory Benchmark	Strategy Benchmark
2015	10,000	10,000	10,000
2016	10,266	10,097	10,164
2016	10,658	10,362	10,630
2016	11,087	10,818	11,000
2016	11,885	11,274	11,734
2017	12,268	11,921	12,118
2017	12,530	12,280	12,281
2017	13,063	12,842	12,663
2017	13,755	13,656	13,337
2018	13,430	13,568	12,960
2018	13,653	14,095	13,112
2018	14,185	15,099	13,860
2018	12,422	12,940	12,235
2019	13,773	14,757	13,695
2019	14,347	15,361	14,221
2019	14,655	15,540	14,414
2019	15,657	16,954	15,482
2020	11,206	13,410	11,344
2020	12,688	16,364	12,965
2020	13,086	17,871	13,690
2020	15,807	20,495	15,915
2021	17,902	21,796	17,706
2021	18,685	23,592	18,628
2021	18,477	23,568	18,483
2021	19,792	25,754	19,919
2022	20,287	24,395	19,772
2022	18,109	20,321	17,358
2022	16,915	19,413	16,383
2022	19,083	20,808	18,418
2023	18,938	22,302	18,603
2023	19,524	24,172	19,361
2023	18,895	23,386	18,748
2023	20,860	26,209	20,529
2024	22,672	28,835	22,373
2024	22,463	29,762	21,889
2024	23,975	31,616	23,953
2024	23,233	32,448	23,478
2025	24,152	30,916	23,980
2025	24,618	34,314	24,888
2025	25,547	37,120	26,215
2025	26,503	38,012	27,213

202501-4140694, 202601-5111958

E350-052 2/26

Average Annual Total Returns

	1 Year	5 Years	10 Years
Equity Income Portfolio (Equity Income Portfolio - II Class)	14.07%	10.89%	10.24%
Russell 3000 Index (Regulatory Benchmark)	17.15	13.15	14.29
Russell 1000 Value Index (Strategy Benchmark)	15.91	11.33	10.53

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$828,964
  Number of Portfolio Holdings126
  Investment Advisory Fees Paid (000s)$4,288
  Portfolio Turnover Rate27.8%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Financials	22.8%
Industrials & Business Services	14.1
Health Care	13.4
Information Technology	10.1
Energy	8.4
Consumer Staples	6.9
Communication Services	6.7
Utilities	6.0
Consumer Discretionary	4.2
Other	7.4

Top Ten Holdings (as a % of Net Assets)

Alphabet	3.5%
Southern	2.2
QUALCOMM	2.1
Citigroup	2.0
MetLife	2.0
JPMorgan Chase	1.9
Charles Schwab	1.9
Boeing	1.8
Bank of America	1.7
TotalEnergies	1.6

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Frank Russell Company "LSE" does not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

Equity Income Portfolio

Equity Income Portfolio - II Class (QAAHAX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2025	2024
Audit Fees	$23,735	$23,525
Audit-Related Fees	-	-
Tax Fees	125	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

(2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,862,000 and $1,262,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Statements and Other Information
December 31, 2025
Equity Income Portfolio
T. ROWE PRICE
For more insights from T. Rowe Price investment professionals, go to troweprice.com .
Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information

T. Rowe Price Equity Income Portfolio
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Equity Income Portfolio Class
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET VALUE
Beginning of period $ 28 .43 $ 27 .76 $ 27 .01 $ 30 .07 $ 26 .21
Investment activities
Net investment income
(1)(2)
0 .51 0 .54 0 .56 0 .57 0 .48
Net realized and unrealized gain/loss 3 .52 2 .67 1 .94 ( 1 .60 ) 6 .12
Total from investment activities 4 .03 3 .21 2 .50 ( 1 .03 ) 6 .60
Distributions
Net investment income ( 0 .50 ) ( 0 .55 ) ( 0 .57 ) ( 0 .55 ) ( 0 .48 )
Net realized gain ( 3 .05 ) ( 1 .99 ) ( 1 .18 ) ( 1 .48 ) ( 2 .26 )
Total distributions ( 3 .55 ) ( 2 .54 ) ( 1 .75 ) ( 2 .03 ) ( 2 .74 )
NET ASSET VALUE
End of period $ 28 .91 $ 28 .43 $ 27 .76 $ 27 .01 $ 30 .07
Ratios/Supplemental Data
Total return
(2)(3)
14 .36% 11 .70% 9 .54% ( 3 .34 ) % 25 .55%
Ratios to average net assets:
(2)
Gross expenses before waivers/payments by Price
Associates 0 .74% 0 .77% 0 .85% 0 .85% 0 .85%
Net expenses after waivers/payments by Price
Associates 0 .74% 0 .74% 0 .74% 0 .74% 0 .74%
Net investment income 1 .71% 1 .80% 2 .05% 1 .96% 1 .60%
Portfolio turnover rate 27 .8% 21 .3% 17 .5% 18 .3% 19 .8%
Net assets, end of period (in millions) $ 447 $ 432 $ 429 $ 434 $ 491
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. Rowe Price Equity Income Portfolio
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Equity Income Portfolio - II Class
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET VALUE
Beginning of period $ 28 .22 $ 27 .59 $ 26 .85 $ 29 .91 $ 26 .10
Investment activities
Net investment income
(1)(2)
0 .43 0 .46 0 .49 0 .50 0 .41
Net realized and unrealized gain/loss 3 .49 2 .65 1 .94 ( 1 .60 ) 6 .08
Total from investment activities 3 .92 3 .11 2 .43 ( 1 .10 ) 6 .49
Distributions
Net investment income ( 0 .43 ) ( 0 .49 ) ( 0 .51 ) ( 0 .48 ) ( 0 .42 )
Net realized gain ( 3 .05 ) ( 1 .99 ) ( 1 .18 ) ( 1 .48 ) ( 2 .26 )
Total distributions ( 3 .48 ) ( 2 .48 ) ( 1 .69 ) ( 1 .96 ) ( 2 .68 )
NET ASSET VALUE
End of period $ 28 .66 $ 28 .22 $ 27 .59 $ 26 .85 $ 29 .91
Ratios/Supplemental Data
Total return
(2)(3)
14 .07% 11 .38% 9 .31% ( 3 .59 ) % 25 .22%
Ratios to average net assets:
(2)
Gross expenses before waivers/payments by Price
Associates 0 .99% 1 .01% 1 .10% 1 .10% 1 .10%
Net expenses after waivers/payments by Price
Associates 0 .99% 0 .98% 0 .99% 0 .99% 0 .99%
Net investment income 1 .47% 1 .56% 1 .81% 1 .73% 1 .36%
Portfolio turnover rate 27 .8% 21 .3% 17 .5% 18 .3% 19 .8%
Net assets, end of period (in thousands) $ 381,473 $ 331,473 $ 306,457 $ 283,936 $ 295,512
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE Equity Income Portfolio
December 31, 2025

Portfolio of
Investments
‡
Shares $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  98.3%
COMMUNICATION
SERVICES  6.7%
Entertainment  1.0%
Walt Disney  72,519 8,250
8,250
Interactive Media & Services  4.0%
Alphabet, Class A  52,378 16,394
Alphabet, Class C  39,457 12,382
Meta Platforms, Class A  6,931 4,575
33,351
Media  1.3%
Comcast, Class A  128,750 3,848
News, Class A  252,757 6,602
10,450
Wireless Telecommunication
Services  0.4%
T-Mobile U.S.  16,544 3,359
3,359
Total Communication Services 55,410
CONSUMER
DISCRETIONARY  4.1%
Broadline Retail  1.5%
Amazon.com (1) 55,412 12,790
12,790
Hotels, Restaurants &
Leisure  1.3%
Las Vegas Sands  162,565 10,581
10,581
Leisure Products  0.4%
Mattel (1) 170,920 3,391
3,391
Specialty Retail  0.9%
Home Depot  21,424 7,372
7,372
Total Consumer Discretionary 34,134
CONSUMER STAPLES  6.9%
Beverages  0.1%
Keurig Dr Pepper  24,300 681
681
Consumer Staples Distribution &
Retail  0.6%
Walmart  42,541 4,740
4,740
Food Products  1.0%
Conagra Brands  95,498 1,653
Tyson Foods, Class A  113,288 6,641
8,294
Shares $ Value
(Cost and value in $000s)
‡
Household Products  3.3%
Colgate-Palmolive  138,489 10,943
Kimberly-Clark  62,620 6,318
Procter & Gamble  68,469 9,812
27,073
Personal Care Products  0.7%
Kenvue  348,601 6,013
6,013
Tobacco  1.2%
Philip Morris International  62,941 10,096
10,096
Total Consumer Staples 56,897
ENERGY  8.4%
Energy Equipment &
Services  0.6%
SLB  118,002 4,529
4,529
Oil, Gas & Consumable
Fuels  7.8%
Chevron  41,125 6,268
ConocoPhillips  116,998 10,952
EOG Resources  38,507 4,044
EQT  45,351 2,431
Expand Energy  54,196 5,981
Exxon Mobil  82,461 9,923
Kinder Morgan  21,000 577
Phillips 66  11,491 1,483
South Bow (CAD)  98,700 2,714
TC Energy  62,482 3,437
TotalEnergies (EUR)  175,094 11,416
TotalEnergies  31,412 2,055
Williams  58,308 3,505
64,786
Total Energy 69,315
FINANCIALS  22.8%
Banks  10.4%
Bank of America  255,582 14,057
Citigroup  144,469 16,858
Fifth Third Bancorp  197,889 9,263
Huntington Bancshares  495,128 8,590
JPMorgan Chase  49,727 16,023
U.S. Bancorp  207,573 11,076
Wells Fargo  115,091 10,727
86,594
Capital Markets  2.7%
Charles Schwab  159,728 15,958
Morgan Stanley  8,934 1,586
State Street  37,009 4,775
22,319

T. ROWE PRICE Equity Income Portfolio

Shares $ Value
(Cost and value in $000s)
‡
Consumer Finance  0.2%
Capital One Financial  5,664 1,373
1,373
Financial Services  2.2%
Apollo Global Management  14,597 2,113
Corebridge Financial  76,251 2,301
Equitable Holdings  219,254 10,448
Fiserv (1) 40,037 2,689
Global Payments  9,784 757
18,308
Insurance  7.3%
Allstate  30,095 6,264
American International Group  127,316 10,892
Chubb  37,581 11,730
Hartford Insurance Group  32,686 4,504
Loews  97,341 10,251
MetLife  212,626 16,785
60,426
Total Financials 189,020
HEALTH CARE  13.4%
Biotechnology  0.3%
Biogen (1) 14,635 2,576
2,576
Health Care Equipment &
Supplies  3.6%
Becton Dickinson & Company  63,215 12,268
Medtronic  72,977 7,010
Zimmer Biomet Holdings  115,000 10,341
29,619
Health Care Providers &
Services  4.7%
Cardinal Health  3,607 741
Cigna Group  25,919 7,134
CVS Health  136,958 10,869
Elevance Health  36,158 12,675
Humana  3,756 962
UnitedHealth Group  19,734 6,515
38,896
Life Sciences Tools &
Services  0.6%
Thermo Fisher Scientific  8,360 4,844
4,844
Pharmaceuticals  4.2%
AstraZeneca, ADR  67,336 6,190
Bristol-Myers Squibb  73,208 3,949
Johnson & Johnson  18,903 3,912
Merck  73,279 7,713
Novo Nordisk, ADR  6,800 346
Sanofi (EUR)  31,810 3,078
Sanofi, ADR  35,537 1,722
Shares $ Value
(Cost and value in $000s)
‡
Viatris  615,441 7,662
34,572
Total Health Care 110,507
INDUSTRIALS & BUSINESS
SERVICES  13.6%
Aerospace & Defense  4.1%
Boeing (1) 51,936 11,276
General Electric  32,265 9,939
L3Harris Technologies  43,725 12,836
34,051
Air Freight & Logistics  0.9%
United Parcel Service, Class B  72,220 7,164
7,164
Electrical Equipment  0.7%
Rockwell Automation  15,399 5,991
5,991
Ground Transportation  1.8%
CSX  236,040 8,557
Norfolk Southern  5,558 1,605
Union Pacific  22,032 5,096
15,258
Industrial Conglomerates  1.5%
3M  11,136 1,783
Siemens (EUR)  38,806 10,869
12,652
Machinery  3.4%
AGCO  33,942 3,541
Cummins  4,341 2,216
Dover  13,160 2,569
Fortive  129,053 7,125
Middleby (1) 15,775 2,345
Stanley Black & Decker  140,609 10,445
28,241
Passenger Airlines  1.2%
Southwest Airlines  241,616 9,986
9,986
Total Industrials & Business Services 113,343
INFORMATION
TECHNOLOGY  10.1%
Electronic Equipment,
Instruments & Components  0.6%
Ralliant  64,090 3,263
TE Connectivity  4,236 964
Teledyne Technologies (1) 1,554 793
5,020
IT Services  0.7%
Accenture, Class A  21,619 5,800
5,800
Semiconductors & Semiconductor
Equipment  5.1%
Advanced Micro Devices (1) 27,057 5,795

T. ROWE PRICE Equity Income Portfolio

Shares $ Value
(Cost and value in $000s)
‡
Applied Materials  30,212 7,764
Intel (1) 125,208 4,620
QUALCOMM  101,778 17,409
Texas Instruments  40,546 7,034
42,622
Software  2.2%
Microsoft  17,632 8,527
Salesforce  37,491 9,932
18,459
Technology Hardware, Storage &
Peripherals  1.5%
Samsung Electronics (KRW)  151,356 12,686
12,686
Total Information Technology 84,587
MATERIALS  3.0%
Chemicals  1.0%
CF Industries Holdings  105,194 8,136
8,136
Containers & Packaging  1.5%
Avery Dennison  10,499 1,910
International Paper  257,912 10,159
12,069
Paper & Forest Products  0.5%
West Fraser Timber  66,828 4,084
4,084
Total Materials 24,289
REAL ESTATE  3.4%
Industrial Real Estate Investment
Trusts  0.6%
Rexford Industrial Realty, REIT  128,484 4,975
4,975
Residential Real Estate
Investment Trusts  1.4%
Equity Residential, REIT  163,309 10,295
Sun Communities, REIT  11,052 1,369
11,664
Specialized Real Estate
Investment Trusts  1.4%
PotlatchDeltic, REIT  35,724 1,421
Rayonier, REIT  184,484 3,994
Weyerhaeuser, REIT  250,129 5,926
11,341
Total Real Estate 27,980
UTILITIES  5.8%
Electric Utilities  3.8%
Alliant Energy  87,365 5,679
NextEra Energy  83,969 6,741
Southern  184,195 16,062
Xcel Energy  44,065 3,255
31,737
Shares $ Value
(Cost and value in $000s)
‡
Multi-Utilities  2.0%
Ameren  82,164 8,205
Dominion Energy  15,775 924
Sempra  82,983 7,327
16,456
Total Utilities 48,193
Total Miscellaneous Common
Stocks  0.1% (2) 660
Total Common Stocks (Cost
$566,411) 814,335
CONVERTIBLE PREFERRED STOCKS  0.7%
INDUSTRIALS & BUSINESS
SERVICES  0.5%
Aerospace & Defense  0.5%
Boeing, 6.00%, 10/15/27  57,538 3,974
Total Industrials & Business Services 3,974
UTILITIES  0.2%
Electric Utilities  0.2%
Southern, Series A, 7.13%, 12/15/28  41,685 2,099
Total Utilities 2,099
Total Convertible Preferred Stocks
(Cost $5,091) 6,073
PREFERRED STOCKS  0.1%
CONSUMER
DISCRETIONARY  0.1%
Automobiles  0.1%
Volkswagen (EUR)  4,759 581
Total Consumer Discretionary 581
Total Preferred Stocks (Cost $465) 581
SHORT-TERM INVESTMENTS  1.0%
Money Market Funds  1.0%
T. Rowe Price Government Reserve
Fund, 3.77% (3)(4) 8,406,746 8,407
Total Short-Term Investments
(Cost $8,407) 8,407
Total Investments in Securities
100.1% of Net Assets
(Cost $580,374) $ 829,396

T. ROWE PRICE Equity Income Portfolio

‡ Shares are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(3) Seven-day yield
(4) Affiliated Companies
ADR American Depositary Receipts
CAD Canadian Dollar
EUR Euro
KRW South Korean Won
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE Equity Income Portfolio

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the year ended December 31, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund, 3.77% $ — # $ — $ 315 +
Supplementary Investment Schedule
Affiliate
Value
12/31/24
Purchase
Cost
Sales
Cost
Value
12/31/25
T. Rowe Price Government Reserve Fund, 3.77% $ 8,960 ¤ ¤ $ 8,407 ^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+ Investment income comprised $315 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $8,407.

T. ROWE PRICE Equity Income Portfolio
December 31, 2025
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Ok
Assets
Investments in securities, at value (cost $580,374) $ 829,396
Dividends receivable 1,305
Receivable for shares sold 405
Other assets 177
Total assets 831,283
Liabilities
Payable for investment securities purchased 1,424
Investment management fees payable 380
Payable for shares redeemed 259
Due to affiliates 19
Payable to directors 1
Other liabilities 236
Total liabilities 2,319
Commitments and Contingent Liabilities (note 6 )
NET ASSETS $ 828,964
Net Assets Consist of:
Total distributable earnings (loss) $ 251,445
Paid-in capital applicable to 28,788,470 shares of $0.0001 par value capital stock outstanding;
1,000,000,000 shares of the Corporation authorized 577,519
NET ASSETS $ 828,964
NET ASSET VALUE PER SHARE
Equity Income Portfolio Class
(Net assets: $447,491; Shares outstanding: 15,480,125) $ 28.91
Equity Income Portfolio - II Class
(Net assets: $381,473; Shares outstanding: 13,308,345) $ 28.66

T. Rowe Price Equity Income Portfolio
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
12/31/25
Investment Income (Loss)
Dividend income (net of foreign taxes of $250) $ 19,387
.... ... ...
Expenses
Investment management 4,295
Shareholder servicing
Equity Income Portfolio Class $ 676
Equity Income Portfolio - II Class 538 1,214
Rule 12b-1 fees
Equity Income Portfolio - II Class 881
Prospectus and shareholder reports
Equity Income Portfolio Class 19
Equity Income Portfolio - II Class 8 27
Custody and accounting 233
Legal and audit 52
Directors 2
Miscellaneous 27
Waived / paid by Price Associates (8)
Total expenses 6,723
Net investment income 12,664
Realized and Unrealized Gain / Loss   –
Net realized gain (loss)
Securities 73,074
Foreign currency transactions 34
Net realized gain 73,108
Change in net unrealized gain / loss
Securities 19,910
Other assets and liabilities denominated in foreign currencies 18
Change in net unrealized gain / loss 19,928
Net realized and unrealized gain / loss 93,036
INCREASE IN NET ASSETS FROM OPERATIONS
$ 105,700

T. Rowe Price Equity Income Portfolio
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . .. . . . . . . . . .. . ..
Ended . . . . . . . . . . . . .. .. .
12/31/25 12/31/24
Increase (Decrease) in Net Assets
Operations
Net investment income $ 12,664 $ 13,042
Net realized gain 73,108 58,096
Change in net unrealized gain / loss 19,928 11,899
Increase in net assets from operations 105,700 83,037
Distributions to shareholders
Net earnings
Equity Income Portfolio Class (49,725) (36,408)
Equity Income Portfolio - II Class (41,432) (26,974)
Decrease in net assets from distributions (91,157) (63,382)
Capital share transactions
*
Shares sold
Equity Income Portfolio Class 19,554 26,239
Equity Income Portfolio - II Class 51,397 35,932
Distributions reinvested
Equity Income Portfolio Class 49,725 36,408
Equity Income Portfolio - II Class 41,432 26,974
Shares redeemed
Equity Income Portfolio Class (63,355) (71,744)
Equity Income Portfolio - II Class (48,262) (45,222)
Increase in net assets from capital share transactions 50,491 8,587
Net Assets
Increase during period 65,034 28,242
Beginning of period 763,930 735,688
End of period $ 828,964 $ 763,930
*Share information (000s)
Shares sold
Equity Income Portfolio Class 660 873
Equity Income Portfolio - II Class 1,738 1,193
Distributions reinvested
Equity Income Portfolio Class 1,727 1,283
Equity Income Portfolio - II Class 1,453 958
Shares redeemed
Equity Income Portfolio Class (2,119) (2,405)
Equity Income Portfolio - II Class (1,627) (1,517)
Increase in shares outstanding 1,832 385

T. Rowe Price Equity Income Portfolio

NOTES TO FINANCIAL STATEMENTS
T. Rowe Price Equity Series, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940
Act). The Equity Income Portfolio (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks a high level of dividend income and long-term capital growth primarily through investments in stocks. Shares of the fund currently are offered only to insurance company separate accounts established for the purpose of funding variable annuity contracts and variable life insurance policies. The fund has two classes of shares:
the Equity Income Portfolio (Equity Income Portfolio Class) and the Equity Income Portfolio–II (Equity Income Portfolio–
II Class). Equity Income Portfolio–II Class shares are sold through financial intermediaries, which it compensates for distribution, shareholder servicing, and/or certain administrative services under a Board-approved Rule 12b-1 plan. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to both classes; and, in all other respects, the same rights and obligations as the other class.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial
Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 (ASC 946). The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.
Investment Transactions, Investment Income, and Distributions  Investment transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Distributions from
REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain
(loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class quarterly. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into
U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Investment income, investment management and administrative expense, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class. Equity Income
Portfolio–II Class pays Rule 12b-1 fees, in an amount not exceeding 0.25% of the class’s average daily net assets.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally 4 p.m. Eastern time, each day the NYSE is open for business. However, the NAV per share may be calculated at a time other than the normal close of the NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the
SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.

T. Rowe Price Equity Income Portfolio

Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the NYSE and are reported at fair value, which
GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe
Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the
Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the Valuation Designee determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of the fund’s portfolio securities. Each business day, the
Valuation Designee uses information from outside pricing services to evaluate the quoted prices of portfolio securities and, if appropriate, decides whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The Valuation
Designee uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices.

T. Rowe Price Equity Income Portfolio

The Valuation Designee cannot predict how often it will use quoted prices or how often it will determine it necessary to adjust those prices to reflect fair value.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Assets and liabilities other than financial instruments, including short-term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation
Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on December 31, 2025 (for further detail by category, please refer to the accompanying Portfolio of
Investments):
NOTE 3 - OTHER INVESTMENT TRANSACTIONS
Purchases and sales of portfolio securities other than in-kind transactions, if any, and short-term securities aggregated $218,768,000 and $243,410,000, respectively, for the year ended December 31, 2025.
NOTE 4 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 773,572 $ 40,763 $ — $ 814,335
Convertible Preferred Stocks 6,073 — — 6,073
Preferred Stocks — 581 — 581
Short-Term Investments 8,407 — — 8,407
Total $ 788,052 $ 41,344 $ — $ 829,396

T. Rowe Price Equity Income Portfolio

Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets.
The tax character of distributions paid for the periods presented was as follows:
At December 31, 2025, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
At December 31, 2025, the tax-basis components of accumulated net earnings (loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period. The temporary differences relate primarily to the deferral of losses from wash sales.
NOTE 5 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
($000s)
December 31,
2025
December 31,
2024
Ordinary income (including short-term capital gains, if any) $ 12,630 $ 14,148
Long-term capital gain 78,527 49,234
Total distributions $ 91,157 $ 63,382
($000s)
Cost of investments $ 580,934
Unrealized appreciation $ 268,655
Unrealized depreciation (20,186)
Net unrealized appreciation (depreciation) $ 248,469
($000s)
Undistributed ordinary income $ 204
Undistributed long-term capital gain 2,772
Net unrealized appreciation (depreciation) 248,469
Total distributable earnings (loss) $ 251,445

T. Rowe Price Equity Income Portfolio

NOTE 6 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates), a wholly owned subsidiary of T. Rowe Price
Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.26% of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.26% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At December 31,
2025, the effective annual group fee rate was 0.28%.
The fund is subject to a permanent contractual expense limitation, pursuant to which Price Associates is required to waive or pay any expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; acquired fund fees and expenses; and 12b-1 fees, if any) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed 0.74%. The agreement may only be terminated with approval by the fund’s shareholders. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in place at the time such amounts were waived; or (2) the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver. The total management fees waived and/or expenses paid were $8,000 and allocated ratably in the amounts of $8,000 and $0 for the Equity Income
Portfolio Class and Equity Income Portfolio-II Class, respectively, for the year ended December 31, 2025. Including these amounts, expenses previously waived/paid by Price Associates in the amount of $8,000 remain subject to repayment by the fund at December 31, 2025.
In addition, the fund has entered into service agreements with Price Associates and a wholly owned subsidiary of
Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. For the year ended December 31, 2025, expenses incurred pursuant to these service agreements were $124,000 for Price Associates and $16,000 for T. Rowe Price Services, Inc.
All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
The fund may invest its cash reserves in certain open-end management investment companies managed by Price
Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price Associates or its affiliates and are not available for direct purchase by members of the public. Effective November 12, 2025, cash collateral from securities lending, if any, is invested in the T. Rowe Price Treasury Reserve Fund. Prior to November 12,
2025, cash collateral from securities lending, if any, was invested in the T. Rowe Price Government Reserve Fund. The
Price Reserve Funds pay no investment management fees.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price
Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended December 31, 2025, the aggregate value of purchases and sales cross trades with other funds or accounts advised by Price Associates was less than 1% of the fund’s net assets as of December 31, 2025.

T. Rowe Price Equity Income Portfolio

NOTE 7 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management Committee of Price Associates acts as the fund’s CODM.
The fund makes investments in accordance with its investment objective as outlined in the Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities. The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective. The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies.
The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 8 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE Equity Income Portfolio

Report of Independent Registered Public Accounting Firm
To the Board of Directors of T. Rowe Price Equity Series, Inc. and Shareholders of T. Rowe Price Equity Income Portfolio
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe
Price Equity Income Portfolio (one of the portfolios constituting T. Rowe Price Equity Series, Inc., referred to hereafter as the
"Fund") as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31, 2025, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2025 (collectively referred to as the
“financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the five years in the period ended December 31, 2025 in conformity with accounting principles generally accepted in the United States of
America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company
Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange
Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31,
2025 by correspondence with the custodians, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
February 12, 2026
We have served as the auditor of one or more investment companies in the T. Rowe Price group of investment companies since 1973.

T. ROWE PRICE Equity Income Portfolio

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/25
We are providing this information as required by the Internal Revenue Code. The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included:
$78,527,000 from long-term capital gains, subject to a long-term capital gains tax rate of not greater than 20%
For nonresident alien shareholders, 100% of short-term capital gain dividends distributed by the fund for the fiscal year are qualified short-term capital gains.
For taxable non-corporate shareholders, $18,864,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than 20%.
For corporate shareholders, $15,512,000 of the fund's income qualifies for the dividends-received deduction.

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
E300-050 2/26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2) Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3) Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b) A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price Equity Series, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 12, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 12, 2026

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	February 12, 2026